UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 94.3%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	65,671	$1,582,682
BlackRock Equity Dividend Fund, Institutional Class	59,427	1,059,583
BlackRock Global Dynamic Equity Fund, Institutional Class	91,714	1,158,344
BlackRock International Opportunities Portfolio, Institutional Class	14,643	516,740
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	18,528	443,735
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	31,701	1,323,525
Master BlackRock Basic Value LLC	$1,074,136	1,074,136
Master BlackRock Large Cap Growth Portfolio	$1,097,890	1,097,890
Master BlackRock Total Return Portfolio	$5,172,709	5,172,709
Master BlackRock Value Opportunities LLC	$229,262	229,262

		13,658,606

Fixed Income Funds – 6.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	114,855	895,870
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	153

		896,023

	Shares
Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	19,527	19,527

Total Affiliated Investment Companies (Cost – $13,560,900*) – 100.6%		14,574,156
Liabilities in Excess of Other Assets – (0.6)%		(88,332)

Net Assets – 100.0%		$14,485,824

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,701,217

Gross unrealized appreciation	$1,013,256
Gross unrealized depreciation	(140,317)

Net unrealized appreciation	$872,939

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	13,499	1,042		14,541		–	–	$27,278	–
BlackRock Capital Appreciation Fund, BlackRock Class	44,600	27,476		6,405		65,671	$1,582,682	$1,861	–
BlackRock Equity Dividend Fund, Institutional Class	59,168	16,572		16,313		59,427	$1,059,583	$4,238	$5,361
BlackRock Global Allocation Fund, Institutional Class	79,614	19,256		98,870		–	–	$63,028	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	96,140		4,426		91,714	$1,158,344	$118	$10,777
BlackRock Global Emerging Markets Fund, Institutional Class	18,753	1,522		20,275		–	–	$61,200	–
BlackRock High Yield Bond Portfolio, BlackRock Class	96,578	31,031		12,754		114,855	$895,870	$(137)	$17,281
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	–		–		14	$153	$4	$1
BlackRock International Opportunities Portfolio, Institutional Class	11,180	4,254		791		14,643	$516,740	$(36)	$5,149
BlackRock Large Cap Growth Fund, Institutional Class	100,443	9,189		109,632		–	–	$87,338	–
BlackRock Liquidity Funds, TempFund, Institutional Class	25,586	–		6,059	***	19,527	$19,527	–	$34
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,053	11,413		938		18,528	$443,735	$(34)	–
BlackRock Total Return Fund, BlackRock Class	303,250	30,843		334,093		–	–	$322,906	$14,921
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,449	28,825		1,573		31,701	$1,323,525	$19,003	–
BlackRock Value Opportunities Fund, Institutional Class	10,021	919		10,940		–	–	$21,126	–
Master BlackRock Basic Value LLC	$959,858	$114,278	**	–		$1,074,136	$1,074,136	$37,817	$14,012
Master BlackRock Large Cap Growth Portfolio	–	$1,097,890	**	–		$1,097,890	$1,097,890	$20,386	$2,546
Master BlackRock Total Return Portfolio	–	$5,172,709	**	–		$5,172,709	$5,172,709	$(26,790)	$32,644
Master BlackRock Value Opportunities LLC	–	$229,262	**	–		$229,262	$229,262	$3,015	$593

**	Represents net beneficial interest purchased.

***	Represents net shares sold.

BLACKROCK FUNDS II	JANUARY 31, 2011	1

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$7,000,159	$7,573,997	–	$14,574,156

2	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 96.1%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	85,666	$2,064,559
BlackRock Equity Dividend Fund, Institutional Class	74,907	1,335,584
BlackRock Global Dynamic Equity Fund, Institutional Class	115,305	1,456,308
BlackRock International Opportunities Portfolio, Institutional Class	18,431	650,422
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	23,323	558,594
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	40,011	1,670,480
Master BlackRock Basic Value LLC	$1,353,810	1,353,810
Master BlackRock Large Cap Growth Portfolio	$1,386,953	1,386,953
Master BlackRock Total Return Portfolio	$5,231,442	5,231,442
Master BlackRock Value Opportunities LLC	$288,871	288,871

		15,997,023

	Shares
Fixed Income Funds – 5.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	115,083	897,647

Total Affiliated Investment Companies (Cost – $15,482,485*) – 101.5%		16,894,670
Liabilities in Excess of Other Assets – (1.5)%		(248,061)

Net Assets – 100.0%		$16,646,609

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$15,596,959

Gross unrealized appreciation	$1,412,185
Gross unrealized depreciation	(114,474)

Net unrealized appreciation	$1,297,711

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	20,365	294		20,659		–	–	$40,336	–
BlackRock Capital Appreciation Fund, BlackRock Class	67,948	32,352		14,634		85,666	$2,064,559	$6,251	–
BlackRock Equity Dividend Fund, Institutional Class	87,619	14,282		26,994		74,907	$1,335,584	$7,899	$7,255
BlackRock Global Allocation Fund, Institutional Class	123,019	3,308		126,327		–	–	$89,196	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	126,795		11,490		115,305	$1,456,308	$1,185	$13,715
BlackRock Global Emerging Markets Fund, Institutional Class	28,389	421		28,810		–	–	$93,267	–
BlackRock High Yield Bond Portfolio, BlackRock Class	116,834	22,494		24,245		115,083	$897,647	$1,883	$18,317
BlackRock International Opportunities Portfolio, Institutional Class	16,768	4,160		2,497		18,431	$650,422	$626	$6,206
BlackRock Large Cap Growth Fund, Institutional Class	148,762	3,106		151,868		–	–	$124,993	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	–		–		–	–	–	$16
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	11,928	14,233		2,838		23,323	$558,594	$968	–
BlackRock Total Return Fund, BlackRock Class	351,590	8,984		360,574		–	–	$386,623	$16,501
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,589	37,893		4,471		40,011	$1,670,480	$27,338	–
BlackRock Value Opportunities Fund, Institutional Class	14,844	314		15,158		–	–	$30,067	–
Master BlackRock Basic Value LLC	$1,462,228	–		$108,418	***	$1,353,810	$1,353,810	$33,675	$20,139
Master BlackRock Large Cap Growth Portfolio	–	$1,386,953	**	–		$1,386,953	$1,386,953	$25,112	$3,165
Master BlackRock Total Return Portfolio	–	$5,231,442	**	–		$5,231,442	$5,231,442	$(27,911)	$33,368
Master BlackRock Value Opportunities LLC	–	$288,871	**	–		$288,871	$288,871	$3,578	$738

**	Represents net beneficial interest purchased.

***	Represents net beneficial interest sold.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$8,633,594	$8,261,076	–	$16,894,670

4	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 96.4%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	63,583	$1,532,358
BlackRock Equity Dividend Fund, Institutional Class	56,464	1,006,751
BlackRock Global Dynamic Equity Fund, Institutional Class	85,886	1,084,734
BlackRock International Opportunities Portfolio, Institutional Class	13,697	483,368
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	17,444	417,787
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	29,771	1,242,952
Master BlackRock Basic Value LLC	$1,017,932	1,017,932
Master BlackRock Large Cap Growth Portfolio	$1,043,250	1,043,250
Master BlackRock Total Return Portfolio	$2,823,555	2,823,555
Master BlackRock Value Opportunities LLC	$215,942	215,942

		10,868,629

Fixed Income Funds – 4.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	61,373	478,709

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	195

		478,904

Total Affiliated Investment Companies (Cost – $10,276,519*) – 100.6%		11,347,533
Liabilities in Excess of Other Assets – (0.6)%		(72,147)

Net Assets – 100.0%		$11,275,386

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$10,364,980

Gross unrealized appreciation	$1,071,014
Gross unrealized depreciation	(88,461)

Net unrealized appreciation	$982,553

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	15,658	594		16,252		–	–	$30,948	–
BlackRock Capital Appreciation Fund, BlackRock Class	52,247	19,293		7,957		63,583	$1,532,358	$4,048	–
BlackRock Equity Dividend Fund, Institutional Class	67,244	6,723		17,503		56,464	$1,006,751	$8,632	$5,799
BlackRock Global Allocation Fund, Institutional Class	93,634	4,688		98,322		–	–	$69,502	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	91,863		5,977		85,886	$1,084,734	$299	$10,272
BlackRock Global Emerging Markets Fund, Institutional Class	21,827	847		22,674		–	–	$71,486	–
BlackRock High Yield Bond Portfolio, BlackRock Class	65,387	7,744		11,758		61,373	$478,709	$722	$9,975
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	–		–		18	$195	$5	$1
BlackRock International Opportunities Portfolio, Institutional Class	12,867	2,102		1,272		13,697	$483,368	$197	$4,932
BlackRock Large Cap Growth Fund, Institutional Class	114,146	5,383		119,529		–	–	$97,217	–
BlackRock Liquidity Funds, TempFund, Institutional Class	21,409	–		21,409	***	–	–	–	$5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,152	9,784		1,492		17,444	$417,787	$569	–
BlackRock Total Return Fund, BlackRock Class	179,757	9,431		189,188		–	–	$212,997	$8,475
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,056	27,101		2,386		29,771	$1,242,952	$21,562	–
BlackRock Value Opportunities Fund, Institutional Class	11,389	540		11,930		–	–	$23,478	–
Master BlackRock Basic Value LLC	$1,125,120	–		$107,188	***	$1,017,932	$1,017,932	$8,928	$15,696
Master BlackRock Large Cap Growth Portfolio	–	$1,043,250	**	–		$1,043,250	$1,043,250	$18,921	$2,464
Master BlackRock Total Return Portfolio	–	$2,823,555	**	–		$2,823,555	$2,823,555	$(13,602)	$17,670
Master BlackRock Value Opportunities LLC	–	$215,942	**	–		$215,942	$215,942	$2,781	$571

**	Represents net beneficial interest purchased.

***	Represents net shares/ beneficial interest sold.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$6,246,854	$5,100,679	–	$11,347,533

6	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 97.8%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	107,236	$2,584,389
BlackRock Equity Dividend Fund, Institutional Class	94,518	1,685,263
BlackRock Global Dynamic Equity Fund, Institutional Class	141,942	1,792,725
BlackRock International Opportunities Portfolio, Institutional Class	22,670	800,041
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	28,845	690,842
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	49,246	2,056,031
Master BlackRock Basic Value LLC	$1,702,876	1,702,876
Master BlackRock Large Cap Growth Portfolio	$1,745,349	1,745,349
Master BlackRock Total Return Portfolio	$2,672,405	2,672,405
Master BlackRock Value Opportunities LLC	$357,677	357,677

		16,087,598

Fixed Income Funds – 2.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	56,224	438,545

	Shares
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	24	252

		438,797

Total Affiliated Investment Companies (Cost – $14,902,964*) – 100.5%		16,526,395
Liabilities in Excess of Other Assets – (0.5)%		(79,541)

Net Assets – 100.0%		$16,446,854

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,921,210

Gross unrealized appreciation	$1,623,431
Gross unrealized depreciation	(18,246)

Net unrealized appreciation	$1,605,185

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	25,171	451		25,622		–	–	$49,682	–
BlackRock Capital Appreciation Fund, BlackRock Class	84,191	34,415		11,370		107,236	$2,584,389	$4,523	–
BlackRock Equity Dividend Fund, Institutional Class	108,604	12,200		26,286		94,518	$1,685,263	$9,072	$9,309
BlackRock Global Allocation Fund, Institutional Class	152,446	5,145		157,591		–	–	$109,536	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	152,247		10,305		141,942	$1,792,725	$(1)	$17,006
BlackRock Global Emerging Markets Fund, Institutional Class	35,116	657		35,773		–	–	$112,752	–
BlackRock High Yield Bond Portfolio, BlackRock Class	61,451	7,867		13,094		56,224	$438,545	$872	$8,997
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	23	1		–		24	$252	$6	$1
BlackRock International Opportunities Portfolio, Institutional Class	20,745	3,820		1,895		22,670	$800,041	$10	$7,933
BlackRock Large Cap Growth Fund, Institutional Class	184,323	4,245		188,568		–	–	$153,738	–
BlackRock Liquidity Funds, TempFund, Institutional Class	6,943	–		6,943	***	–	–	–	$13
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,779	16,305		2,239		28,845	$690,842	$1,164	–
BlackRock Total Return Fund, BlackRock Class	126,662	3,437		130,099		–	–	$152,658	$5,870
BlackRock U.S. Opportunities Portfolio, Institutional Class	8,166	44,821		3,741		49,246	$2,056,031	$34,989	–
BlackRock Value Opportunities Fund, Institutional Class	18,383	426		18,809		–	–	$37,104	–
Master BlackRock Basic Value LLC	$1,812,535	–		$109,659	***	$1,702,876	$1,702,876	$47,009	$24,254
Master BlackRock Large Cap Growth Portfolio	–	$1,745,349	**	–		$1,745,349	$1,745,349	$31,284	$3,982
Master BlackRock Total Return Portfolio	–	$2,672,405	**	–		$2,672,405	$2,672,405	$(10,961)	$16,398
Master BlackRock Value Opportunities LLC	–	$357,677	**	–		$357,677	$357,677	$4,244	$920

**	Represents net beneficial interest purchased.

***	Represents net shares/ beneficial interest sold.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$10,048,088	$6,478,307	–	$16,526,395

8	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 101.5%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	66,949	$1,613,476
BlackRock Equity Dividend Fund, Institutional Class	60,118	1,071,912
BlackRock Global Dynamic Equity Fund, Institutional Class	90,861	1,147,569
BlackRock International Opportunities Portfolio, Institutional Class	14,234	502,312
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	18,035	431,943
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	30,782	1,285,160
Master BlackRock Basic Value LLC	$1,083,941	1,083,941
Master BlackRock Large Cap Growth Portfolio	$1,109,120	1,109,120
Master BlackRock Total Return Portfolio	$470,904	470,904
Master BlackRock Value Opportunities LLC	$224,404	224,404

		8,940,741

Fixed Income Funds – 0.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	8,584	66,954
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	31	332

		67,286

	Shares
Short-Term Securities – 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	36,759	36,759

Total Affiliated Investment Companies (Cost – $7,954,857*) – 102.7%		9,044,786
Liabilities in Excess of Other Assets – (2.7)%		(238,465)

Net Assets – 100.0%		$8,806,321

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,058,417

Gross unrealized appreciation	$1,089,929
Gross unrealized depreciation	(103,560)

Net unrealized appreciation	$986,369

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	14,800	387		15,187	–	–	$29,629	–
BlackRock Capital Appreciation Fund, BlackRock Class	49,392	20,122		2,565	66,949	$1,613,476	$417	–
BlackRock Equity Dividend Fund, Institutional Class	63,837	7,554		11,273	60,118	$1,071,912	$3,069	$5,562
BlackRock Global Dynamic Equity Fund, Institutional Class	87,847	11,392		8,378	90,861	$1,147,569	$2,543	$10,323
BlackRock Global Emerging Markets Fund, Institutional Class	20,656	556		21,212	–	–	$67,727	–
BlackRock High Yield Bond Portfolio, BlackRock Class	11,887	1,255		4,558	8,584	$66,954	$751	$1,441
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30	1		–	31	$332	$10	$2
BlackRock International Opportunities Portfolio, Institutional Class	12,201	2,358		325	14,234	$502,312	$(91)	$4,737
BlackRock Large Cap Growth Fund, Institutional Class	108,373	3,975		112,348	–	–	$92,259	–
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736	34,023	**	–	36,759	$36,759	–	$5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,689	9,734		388	18,035	$431,943	$(76)	–
BlackRock Total Return Fund, BlackRock Class	43,956	1,707		45,663	–	–	$18,967	$2,233
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,800	26,620		638	30,782	$1,285,160	$19,540	–
BlackRock Value Opportunities Fund, Institutional Class	10,813	402		11,215	–	–	$22,285	–
Master BlackRock Basic Value LLC	$1,063,298	$20,643	**	–	$1,083,941	$1,083,941	$38,294	$14,599
Master BlackRock Large Cap Growth Portfolio	–	$1,109,120	**	–	$1,109,120	$1,109,120	$21,029	$2,388
Master BlackRock Total Return Portfolio	–	$470,904	**	–	$470,904	$470,904	$(2,433)	$2,654
Master BlackRock Value Opportunities LLC	–	$224,404	**	–	$224,404	$224,404	$2,938	$556

**	Represents net shares/ beneficial interest purchased.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2011	9

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$6,156,417	$2,888,369	–	$9,044,786

10	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 99.3%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	67,335	$1,622,768
BlackRock Equity Dividend Fund, Institutional Class	59,551	1,061,798
BlackRock Global Dynamic Equity Fund, Institutional Class	90,031	1,137,091
BlackRock International Opportunities Portfolio, Institutional Class	14,098	497,525
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	17,988	430,820
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	30,683	1,281,022
Master BlackRock Basic Value LLC	$1,072,486	1,072,486
Master BlackRock Large Cap Growth Portfolio	$1,100,112	1,100,112
Master BlackRock Total Return Portfolio	$469,796	469,796
Master BlackRock Value Opportunities LLC	$222,147	222,147

		8,895,565

Fixed Income Funds – 0.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	8,426	65,720

	Shares
Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)	1,305	1,305

Total Affiliated Investment Companies (Cost – $7,721,474*) – 100.0%		8,962,590
Liabilities in Excess of Other Assets – (0.0)%		(1,149)

Net Assets – 100.0%		$8,961,441

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,820,488

Gross unrealized appreciation	$1,241,116
Gross unrealized depreciation	(99,014)

Net unrealized appreciation	$1,142,102

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	16,394	159		16,553		–	–	$32,591	–
BlackRock Capital Appreciation Fund, BlackRock Class	54,755	18,980		6,400		67,335	$1,622,768	$3,881	–
BlackRock Equity Dividend Fund, Institutional Class	70,489	4,646		15,584		59,551	$1,061,798	$8,249	$5,963
BlackRock Global Dynamic Equity Fund, Institutional Class	96,827	7,193		13,989		90,031	$1,137,091	$12,642	$10,573
BlackRock Global Emerging Markets Fund, Institutional Class	22,839	230		23,069		–	–	$74,437	–
BlackRock High Yield Bond Portfolio, BlackRock Class	13,155	824		5,553		8,426	$65,720	$1,000	$1,502
BlackRock International Opportunities Portfolio, Institutional Class	13,501	1,729		1,132		14,098	$497,525	$325	$5,064
BlackRock Large Cap Growth Fund, Institutional Class	119,666	1,779		121,445		–	–	$101,081	–
BlackRock Liquidity Funds, TempFund, Institutional Class	8,368	–		7,063	***	1,305	$1,305	–	$3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,594	9,749		1,355		17,988	$430,820	$1,207	–
BlackRock Total Return Fund, BlackRock Class	48,661	850		49,511		–	–	$19,799	$2,093
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,300	27,677		2,294		30,683	$1,281,022	$22,676	–
BlackRock Value Opportunities Fund, Institutional Class	11,941	180		12,121		–	–	$24,352	–
Master BlackRock Basic Value LLC	$1,179,159	–		$106,673	***	$1,072,486	$1,072,486	$22,657	$15,796
Master BlackRock Large Cap Growth Portfolio	–	$1,100,112	**	–		$1,100,112	$1,100,112	$19,801	$2,523
Master BlackRock Total Return Portfolio	–	$469,796	**	–		$469,796	$469,796	$(2,420)	$2,708
Master BlackRock Value Opportunities LLC	–	$222,147	**	–		$222,147	$222,147	$2,730	$582

**	Represents net beneficial interest purchased.

***	Represents net shares/ beneficial interest sold.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2011	11

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$6,098,049	$2,864,541	–	$8,962,590

12	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 99.9%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	24,940	$601,052
BlackRock Equity Dividend Fund, Institutional Class	23,228	414,148
BlackRock Global Dynamic Equity Fund, Institutional Class	35,088	443,164
BlackRock International Opportunities Portfolio, Institutional Class	5,493	193,856
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	6,980	167,160
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	11,912	497,321
Master BlackRock Basic Value LLC	$418,922	418,922
Master BlackRock Large Cap Growth Portfolio	$429,067	429,067
Master BlackRock Total Return Portfolio	$180,764	180,764
Master BlackRock Value Opportunities LLC	$86,402	86,402

		3,431,856

	Shares
Fixed Income Funds – 0.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	3,302	25,753

Total Affiliated Investment Companies (Cost – $3,003,682*) – 100.7%		3,457,609
Liabilities in Excess of Other Assets – (0.7)%		(22,954)

Net Assets – 100.0%		$3,434,655

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,062,355

Gross unrealized appreciation	$453,927
Gross unrealized depreciation	(58,673)

Net unrealized appreciation	$395,254

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	6,084	76		6,160		–	–	$12,015	–
BlackRock Capital Appreciation Fund, BlackRock Class	20,389	6,405		1,854		24,940	$601,052	$359	–
BlackRock Equity Dividend Fund, Institutional Class	26,085	2,416		5,273		23,228	$414,148	$1,483	$2,221
BlackRock Global Dynamic Equity Fund, Institutional Class	33,501	3,693		2,106		35,088	$443,164	$122	$4,131
BlackRock Global Emerging Markets Fund, Institutional Class	8,491	111		8,602		–	–	$26,991	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,893	409		2,000		3,302	$25,753	$330	$577
BlackRock International Opportunities Portfolio, Institutional Class	5,009	802		318		5,493	$193,856	$(23)	$1,883
BlackRock Large Cap Growth Fund, Institutional Class	44,277	960		45,237		–	–	$37,052	–
BlackRock Liquidity Funds, TempFund, Institutional Class	38,419	–		38,419	***	–	–	–	$8
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,550	3,811		381		6,980	$167,160	$17	–
BlackRock Total Return Fund, BlackRock Class	18,116	426		18,542		–	–	$5,900	$784
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,961	10,573		622		11,912	497,321	$7,873	–
BlackRock Value Opportunities Fund, Institutional Class	4,417	98		4,515		–	–	$8,943	–
Master BlackRock Basic Value LLC	$438,871	–		$19,949	***	$418,922	$418,922	$14,337	$5,898
Master BlackRock Large Cap Growth Portfolio	–	$429,067	**	–		$429,067	$429,067	$8,110	$957
Master BlackRock Total Return Portfolio	–	$180,764	**	–		$180,764	$180,764	$(1,000)	$1,068
Master BlackRock Value Opportunities LLC	–	$86,402	**	–		$86,402	$86,402	$1,128	$222

**	Represents net beneficial interest purchased.

***	Represents net shares/ beneficial interest sold.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2011	13

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$2,342,454	$1,115,155	–	$3,457,609

14	BLACKROCK FUNDS II	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies(a)
Equity Funds – 99.7%
BlackRock Capital Appreciation Fund, BlackRock Class(b)	23,277	$560,969
BlackRock Equity Dividend Fund, Institutional Class	20,725	369,530
BlackRock Global Dynamic Equity Fund, Institutional Class	31,336	395,769
BlackRock International Opportunities Portfolio, Institutional Class	4,909	173,223
BlackRock Small Cap Growth Equity Portfolio, Institutional Class(b)	6,237	149,366
BlackRock U.S. Opportunities Portfolio, Institutional Class(b)	10,639	444,177
Master BlackRock Basic Value LLC	$374,058	374,058
Master BlackRock Large Cap Growth Portfolio	$382,882	382,882
Master BlackRock Total Return Portfolio	$162,579	162,579
Master BlackRock Value Opportunities LLC	$77,177	77,177

		3,089,730

	Shares
Fixed Income Funds – 0.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	2,965	23,130

Total Affiliated Investment Companies (Cost – $2,721,348*) – 100.4%		3,112,860
Liabilities in Excess of Other Assets – (0.4)%		(13,821)

Net Assets – 100.0%		$3,099,039

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,696,932

Gross unrealized appreciation	$415,928
Gross unrealized depreciation	–

Net unrealized appreciation	$415,928

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2011	Value at January 31, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,384	124		5,508		–	–	$10,592	–
BlackRock Capital Appreciation Fund, BlackRock Class	18,075	7,924		2,722		23,277	$560,969	$903	–
BlackRock Equity Dividend Fund, Institutional Class	23,123	3,177		5,575		20,725	$369,530	$1,659	$1,965
BlackRock Global Dynamic Equity Fund, Institutional Class	33,567	4,790		7,021		31,336	$395,769	$4,636	$3,721
BlackRock Global Emerging Markets Fund, Institutional Class	7,526	178		7,704		–	–	$24,226	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,315	520		1,870		2,965	$23,130	$296	$515
BlackRock International Opportunities Portfolio, Institutional Class	4,437	985		513		4,909	$173,223	$97	$1,676
BlackRock Large Cap Growth Fund, Institutional Class	39,256	1,357		40,613		–	–	$32,959	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	–		–		–	–	–	$2
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,147	3,674		584		6,237	$149,366	$207	–
BlackRock Total Return Fund, BlackRock Class	16,057	579		16,636		–	–	$3,730	$701
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,739	9,820		920		10,639	$444,177	$7,247	–
BlackRock Value Opportunities Fund, Institutional Class	3,916	138		4,054		–	–	$7,951	–
Master BlackRock Basic Value LLC	$388,902	–		$14,844	***	$374,058	$374,058	$10,616	$5,161
Master BlackRock Large Cap Growth Portfolio	–	$382,882	**	–		$382,882	$382,882	$6,942	$853
Master BlackRock Total Return Portfolio	–	$162,579	**	–		$162,579	$162,579	$(888)	$945
Master BlackRock Value Opportunities LLC	–	$77,177	**	–		$77,177	$77,177	$936	$197

**	Represents net beneficial interest purchased.

***	Represents net beneficial interest sold.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2011	15

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Affiliated Investment Companies	$2,116,164	$996,696	–	$3,112,860

16	BLACKROCK FUNDS II	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 25, 2011